Statement of Cash Flows- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ (313,490)	$ 599,327	$ 245,275
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for Loan and Lease Losses	263,369	602,563	408,941
Net (accretion of discounts) amortization of premiums and deferred fees	278,576	(79,004)	(37,899)
Losses (earnings) from investments under equity method	(39,578)	(42,873)	(73,478)
Deferred Income Tax Expense Benefit	43,512	(288,754)	(135,491)
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	870	(2,110)	1,707
Gain Loss On Sale Of Stock In Subsidiary Or Equity Method Investee	0	(416,113)	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,105,374	1,430,835	1,387,910
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	(707)	(2,466)	(9,164)
Net (decrease) increase in other liabilities	30,937	(26,952)	1,848
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	1,186,492	219,978	278,851
Net Cash Provided By Used In Operating Activities	873,002	819,305	524,126
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(963,933)	227,127	290,594
Payments To Acquire Investments Abstract
Payments to Acquire Available-for-sale Securities	2,001,940	2,257,976	1,843,922
Payments to Acquire Held-to-maturity Securities	1,000	250	25,792
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,722,650	1,823,474	1,636,723
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	39,962	4,632	9,751
Other	92,752	181,784	206,856
Proceeds from sale of investment securities available for sale	310,210	5,438	52,058
Capital Contribution Subsidiaries		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	491	151,196
Proceeds From Sale Of Stock In Equity Method Investee	0	481,377	0
Acquisition of premises and equipment	(51,046)	(38,573)	(54,899)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	14,337	10,090	19,841
Proceeds from sale of foreclosed assets	150,115	226,063	206,070
Net Cash Provided By Used In Investing Activities	25,452	302,999	236,642
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	(387,635)	(357,460)	(124,345)
Proceeds From Repayments Of Short Term Debt	(380,000)	(235,000)	340,000
Proceeds From Notes Payable	781,905	106,739	106,923
Payments of notes payable	(1,059,290)	(332,031)	(214,898)
Proceeds from issuance of common stock	5,394	6,860	9,402
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP related warrants	(3,000)	0	0
Net Payments For Repurchase Of Common Stock	(3,236)	(437)	(450)
Net Cash Provided By Used In Financing Activities	(940,570)	(1,138,456)	(856,687)
Cash And Cash Equivalents Period Increase Decrease	(42,116)	(16,152)	(95,919)
Cash and due from banks at beginning of period	423,211	439,363	535,282
Cash and due from banks at end of period	381,095	423,211	439,363
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(313,490)	599,327	245,275
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities Abstract
Equity in undistributed earnings of subsidiaries	(171,998)	(196,886)	(274,766)
Provision for Loan and Lease Losses	(200)	398	404
Net (accretion of discounts) amortization of premiums and deferred fees	404,461	30,467	29,058
Losses (earnings) from investments under equity method	(12,291)	(17,308)	(40,505)
Deferred Income Tax Expense Benefit	8,203	(10,937)	(14,109)
Loss Gain [Abstract]
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	0	(2,110)	0
Gain Loss On Sale Of Stock In Subsidiary Or Equity Method Investee	0	(416,113)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(288)	(94)	(1,259)
Increase Decrease In Other Operating Asset Holding Company Only	4,736	7,747	9,351
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Increase Decrease In Interest Payable Net	7,066	2,704	0
Net (decrease) increase in other liabilities	(180)	(5,507)	2,581
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	239,509	(607,639)	(289,245)
Net Cash Provided By Used In Operating Activities	(73,981)	(8,312)	(43,970)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(1,026)	(147)	23,665
Payments To Acquire Investments Abstract
Payments to Acquire Available-for-sale Securities	0	0	0
Payments to Acquire Held-to-maturity Securities	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	35,000	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	1,000	0	0
Proceeds from sale of investment securities available for sale	0	5,438	0
Capital Contribution Subsidiaries	(100,000)	(272,500)	(103,500)
Net Change In Advances To Subsidiaries And Affiliates	465,731	(234,014)	(36,400)
Proceeds From Loan Originations And Principal Collections Excluding Proceeds Collections From Subsidiaries And Affiliates	(279)	269	138
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	210,000	0	150,194
Proceeds from Divestiture of Businesses	0	0
Proceeds From Sale Of Stock In Equity Method Investee	0	481,377	0
Acquisition of premises and equipment	(1,075)	(352)	(691)
Proceeds From Sale [Abstract]
Proceeds from sale of premises and equipment	48	33	73
Proceeds from sale of foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	574,399	15,104	33,479
Net Increase Decrease In [Abstract]
Increase Decrease In Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Net	0	0	0
Proceeds From Repayments Of Short Term Debt	0	0	0
Proceeds From Notes Payable	450,000	0	0
Payments of notes payable	(936,000)	0	0
Proceeds from issuance of common stock	5,394	6,860	9,402
Proceeds From Issuance Or Sale Of Equity			0
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP related warrants	(3,000)
Proceeds From Contributed Capital	0	0	0
Net Payments For Repurchase Of Common Stock	(3,236)	(437)	(450)
Net Cash Provided By Used In Financing Activities	(490,565)	2,700	5,229
Cash And Cash Equivalents Period Increase Decrease	9,853	9,492	(5,262)
Cash and due from banks at beginning of period	10,595	1,103	6,365
Cash and due from banks at end of period	$ 20,448	$ 10,595	$ 1,103